Income Taxes - Components of Provision for Income Taxes from Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Federal:
Deferred	$ (3,318,558)	$ (3,462,982)
State:
Deferred	(561,962)	(580,759)
Change in valuation allowance	$ 3,880,520	4,043,741	$ 4,000,000
Total income tax provision		$ 0